Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 8—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than those disclosed below:
On July 30, 2021, the Company entered into additional subscription agreements (the “PIPE II Subscription Agreements”) with certain investors (collectively, the “PIPE II Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE II Investors have collectively subscribed for an additional 3,231,250 shares of KVSA Common Stock for an aggregate purchase price equal to $32,312,500 (the “PIPE II Investment”). The PIPE I Investment and PIPE II Investment are each expected to be consummated substantially concurrently with the Closing.